INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The Company files corporate income tax returns in the United States (federal) and New York. The Company is subject to federal, state and local income tax examinations by tax authorities through inception.

As of December 31, 2019 and 2018, the Company had federal and state net operating loss carry forwards of $3,617,000 and $2,655,000, respectively that may be offset against future taxable income which will begin to expire in 2035 through 2039.

There was a foreign provision for income tax during the year ended December 31, 2019 and no provision or benefit for income taxes in 2018. The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	For the Years Ended December 31,
	2019	2018
Net operating loss carry forwards	$1,016,339	$746,028
Stock based compensation	3,596	-
Depreciation	(22)	(41)
Valuation allowance	(1,019,913)	(745,987)
Net Deferred Tax Asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

Reconciliation of the statutory federal income tax to the Company's effective tax:

	For the Years Ended
	December 31,
	2019	2018
	%	%
Statutory federal tax rate	21.00%	21.00%
State taxes, net of federal benefit	6.99%	8.40%
Valuation allowance	-27.70%	-29.40%

Provision for income taxes	0.30%	0.00%

The Company's policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of December 31, 2019 and 2018 the Company had no unrecognized tax benefits. There were no changes in the Company's unrecognized tax benefits during the years ended December 31, 2019 and 2018. The Company did not recognize any interest or penalties during fiscal 2019 or 2018 related to unrecognized tax benefits.

All tax years remain open to examination for federal income tax purposes and by other major taxing jurisdictions to which the Company is subject.